SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Selling costs	€ 168,466	€ 171,900	€ 173,512
General and administrative costs	€ 179,558	€ 164,226	€ 169,667